CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS)
Revenue	$ 29,460	$ 23,785	$ 20,281
Cost of revenue (Note 20)	9,777	8,285	8,479
Gross profit	19,683	15,500	11,802
Operating expenses:
Research and development (Note 20)	11,942	10,275	11,507
Selling and marketing (Note 20)	15,203	13,880	14,384
General and administrative (Note 20)	11,694	14,292	12,407
Reorganization (Note 21)			884
Share listing expense (Note 1d)			46,717
Transaction-related costs (Note 1d)			3,703
Total operating expenses	38,839	38,447	89,602
Operating loss	(19,156)	(22,947)	(77,800)
Change in fair value of warrants	227	(965)	9,440
Finance income	1,827	2,211	3,189
Finance expenses	(268)	(178)	(387)
Finance income, net	1,559	2,033	2,802
Loss before income taxes	(17,370)	(21,879)	(65,558)
Income taxes (tax benefit) (Note 22)	146	612	(85)
Loss	(17,516)	(22,491)	(65,473)
Amounts that will not be reclassified subsequently to profit or loss:
Remeasurement gain (loss) from defined benefit plans	140	69	(110)
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Adjustments arising from translating financial statements of foreign operations	595	(307)
Total comprehensive loss	$ (16,781)	$ (22,729)	$ (65,583)
Basic loss per Ordinary share (Note 23)	$ (0.35)	$ (0.46)	$ (1.47)
Diluted loss per Ordinary share (Note 23)	$ (0.35)	$ (0.46)	$ (1.47)
Weighted average number of shares outstanding used to compute basic loss per share	50,573,461	48,579,804	44,907,105
Weighted average number of shares outstanding used to compute diluted loss per share	50,573,461	48,579,804	44,907,105